UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Scott Warner Griswold     Newport Beach, CA     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $88,140 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1686    26600 SH       SOLE                    26600        0        0
AMB PROPERTY CORP              COM              00163T109     4386   185000 SH       SOLE                   185000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      658    24100 SH       SOLE                    24100        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     3150   162600 SH       SOLE                   162600        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      426    32900 SH       SOLE                    32900        0        0
AVALONBAY CMNTYS INC           COM              053484101    10065   107800 SH       SOLE                   107800        0        0
BOSTON PROPERTIES INC          COM              101121101    11992   168100 SH       SOLE                   168100        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     8057   813800 SH       SOLE                   813800        0        0
DUKE REALTY CORP               COM NEW          264411505     2726   240200 SH       SOLE                   240200        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      608    12600 SH       SOLE                    12600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2819   202800 SH       SOLE                   202800        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     1638   123500 SH       SOLE                   123500        0        0
HCP INC                        COM              40414L109     1996    61900 SH       SOLE                    61900        0        0
MACK CALI RLTY CORP            COM              554489104     2845    95700 SH       SOLE                    95700        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    11393   318500 SH       SOLE                   318500        0        0
OWENS CORNING NEW              COM              690742101     2500    66200 SH       SOLE                    66200        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      266    21800 SH       SOLE                    21800        0        0
PUBLIC STORAGE                 COM              74460D109     2725    31000 SH       SOLE                    31000        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      855    88600 SH       SOLE                    88600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    10804   133800 SH       SOLE                   133800        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     5278   127400 SH       SOLE                   127400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      659    66400 SH       SOLE                    66400        0        0
TERRENO RLTY CORP              COM              88146M101      177    10000 SH       SOLE                    10000        0        0
WELLS FARGO S-TERM INV FD G    COM              PF9980004      431   430781 SH       SOLE                   430781        0        0